UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number      811-21031
                                               ---------------------

                    ACP Strategic Opportunities Fund II, LLC
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
     ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
     ---------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-1311
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

2004 OVERVIEW                               ACP STRATEGIC OPPORTUNITIES STRATEGY


STRATEGY OBJECTIVE

The ACP Strategic Opportunities strategy employs hedged equity strategies focused on investing in long/short equity hedge funds. In general, it expects to maintain a net long bias. The main objective is to generate long-term absolute returns similar to those of stocks, but with significantly less volatility. The strategy seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE AND STRATEGY REVIEW

For 2004 the ACP Strategic Opportunities Strategy gained 7.05% net of fees while the S&P 500 Index grew by 10.89%. Since inception, this strategy has outperformed the S&P 500, cumulatively, by 30% while incurring 70% less volatility.

The returns of the Strategic Opportunities last year were within the realm of our expectations and acceptable given the market's low level of volatility. These returns were much higher than those of fund-of-funds invested in the more non-directional arbitrage strategies, but trailed the returns of those with emphasis on the distressed debt and emerging markets. We will continue to focus on long/short equity funds only, as we believe this to be the safest and most fertile area from which we can continue to deliver returns in line with our goals.

The 2004 returns of our managers ranged from 4.40% to 23.94%. The former being a healthcare focused fund and the latter being a consumer sector fund. The median return was right around our strategy's return for the year and indicates, thankfully, that there were no significant outliers, either positive or negative. In general, our managers fulfilled our primary mandate to them which is to protect our investors' capital and then participate profitably in the opportunities that they identify.

As the year ended, our strategy was 66% long and 40% short resulting in a net long exposure of 26% and a gross invested exposure of 106%. All of our managers invest primarily in publicly traded, equity based securities.

2005 OUTLOOK

After reading many year-end letters from both hedge fund managers and market prognosticators, I now feel qualified to expound upon the consensus thinking for 2005. I have been doing this for a long time and I am always amazed by the number of people saying the same thing and how there is always a certain serial correlation in their thinking. Meaning, what they think is going to happen is never significantly different from what has just happened. I guess it is just human nature, but very few people ever predict anything out of the ordinary. We know that these unexpected events are just the things we need to be on the lookout for since the consensus is already reflected in the prices of today's securities. The consensus listed below is only valuable as a benchmark from which to identify surprises and will in all likelihood be wrong.

1. Economic growth will continue albeit moderately;
2. Interest rates will continue to slowly rise;
3. The dollar will remain under pressure;
4. Oil and commodity prices will remain high;
5. China is the world's growth engine;
6. 2005's equity market will look a lot like 2004's; and
7. Iraq remains a quagmire.

--------------------------------------------------------------------------------

Our position is that the market over the last two years has created some extremes in sentiment that will probably be corrected sometime during 2005. The most likely catalyst will be the removal of the pre-election fiscal and monetary stimulus put in place in late 2002. The 2008 election is far off and if the Administration is going to get things in order, now is the time. This could result in increasing credit risk, a slower economy and higher volatility in the markets. We expect that this environment will result in a clear separation between those firms which are financially strong and those who have survived on this influx of liquidity. This bifurcation of the winners and losers should present a number of opportunities on both the long and short sides of the market. Jeremy Grantham, a founder of Grantham, Mayo, Van Otterloo, an $80 billion asset management firm, recently stated in a Barron's interview that he has 50% of his personal assets in long/short equity strategies because he does not see any clear opportunities in the traditional asset classes. We would agree with this assessment. These "alpha based" strategies can allow you to earn returns during periods when the market, or "beta", is stagnant. The key, and our main focus, is to find talented practitioners who are able to deliver these returns for you, our investor. We are always on the lookout for talent and will be broadening our lineup of managers with these firms in 2005.

Our business continues to grow and we are very happy with the integration of our new partners into ACP. We have a number of new investor initiatives in the pipeline and we are looking forward to a busy 2005.

If you have questions or would like to discuss anything mentioned here in more detail, please feel free to give us a call. We look forward to hearing from you. Thanks again for this opportunity to be of service.

Sincerely,

Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP

Performance shown for the above mentioned strategy is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the strategy at this level beyond its initial one-year commitment. Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the strategy set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in the strategy.

1 Refers to the Hennessee HF Index: Opportunistic(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS

o    Hedge  funds   generally   offer  less  liquidity  than  other   investment
     securities, and are generally not subject to regulation under the U.S. federal securities laws.

o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.

o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:

o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.

o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.

o The fund of funds structure adds additional fees and expenses, which can materially impact an investor's returns.

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2004











                                TABLE OF CONTENTS


Report of Independent Registered Public Accounting Firm                       1
Schedule of Investments                                                       2
Statement of Assets, Liabilities and Members' Capital                         3
Statement of Operations                                                       4
Statements of Changes in Members' Capital                                     5
Statement of Cash Flows                                                       6
Financial Highlights                                                          7
Notes to Financial Statements                                                 8
Board of Directors (unaudited)                                               14
Fund Management (unaudited)                                                  15
Other Information (unaudited)                                                16

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103
USA

Tel: 215-246-2300
Fax: 215-569-2441


[GRAPHIC OMITTED]DELOITTE.
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of ACP Strategic Opportunities Fund II, LLC:

We have audited the accompanying statement of assets, liabilities and members' capital of ACP Strategic Opportunities Fund II, LLC (the "Fund"), including the schedule of investments, as of December 31, 2004, and the related statement of operations, statements of changes in members' capital, statement of cash flows, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in members' capital for the year ended December 31, 2003 and the financial highlights for the periods ended December 31, 2003 and December 31, 2002 were audited by other auditors whose report, dated February 24, 2004, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Underlying Funds. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, the results of its operations, the changes in its members' capital, its cash flows, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Fund's investments in Underlying Funds (approximately 92.44% of members' capital), are stated at fair value based on the estimates received from the Underlying Funds. The respective managements of the Underlying Funds have estimated the fair values relating to certain of the underlying investments of these Underlying Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

/s/Deloitte & Touche LLP

February 22, 2005

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                     FAIR VALUE
                                                                   -------------
INVESTMENTS IN UNDERLYING FUNDS ^ # - 92.44%
LONG/SHORT EQUITY:
        CONSUMER - 9.67%
              Falconer Capital Partners, LP (Cost $500,000)        $    542,633
              Zeke, LP (Cost $590,000)                                  770,902
                                                                   -------------
                                                                      1,313,535
                                                                   -------------
        DIVERSIFIED - 37.95%
              Copper Beech Partners Fund, LP (Cost $950,000)          1,162,393
              Everglades Partners, LP (Cost $790,000)                   998,359
              Healy Circle Partners, LP (Cost $808,000)                 938,578
              Redstone Investors, LP (Cost $900,000)                  1,019,864
              Trivium Onshore Fund, LP (Cost $1,000,000)              1,033,250
                                                                   -------------
                                                                      5,152,444
                                                                   -------------
        GROWTH - 7.16%
              Bull Path Fund I, LP (Cost $450,000)                      456,899
              Woodrow Partners, LP (Cost $440,000)                      515,313
                                                                   -------------
                                                                        972,212
                                                                   -------------
        HEALTHCARE - 11.89%
              Continental Healthcare Fund, LP (Cost $800,000)           875,209
              Symmetry Capital Partners, LP (Cost $750,000)             738,542
                                                                   -------------
                                                                      1,613,751
                                                                   -------------
        NATURAL RESOURCES - 7.95%
              Van Eck Hard Asset, LP (Cost $1,000,000)                1,079,899
                                                                   -------------

        SMALL CAP CORE - 6.16%
              Inwood Capital Fund, LP (Cost $790,000)                   835,774
                                                                   -------------

        TECHNOLOGY - 6.17%
              Brightfield Partners, LP (Cost $690,000)                  837,744
                                                                   -------------

        VALUE - 5.49%
              North Star Partners II, LP (Cost $590,000)                745,249
                                                                   -------------

        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $11,048,000)     12,550,608

        OTHER ASSETS LESS LIABILITIES - 7.56%
                                                                      1,026,172
                                                                   -------------

        MEMBERS' CAPITAL - 100.00%                                 $ 13,576,780
                                                                   =============

^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of December 31, 2004 was $11,048,000 and $12,550,608 respectively.
# - Non-income producing securities.

                        See Notes to Financial Statements
                                        2

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                   DECEMBER 31, 2004
                                                                   ------------------
ASSETS

Investments in Underlying Funds, at fair value (cost - $11,048,000)    $12,550,608
Cash and cash equivalents                                                  664,093
Receivable for redemption of Underlying Funds                              112,816
Receivable from management reimbursement                                    64,365
Investment in Underlying Fund paid in advance                              500,000
                                                                       ------------

               TOTAL ASSETS                                             13,891,882
                                                                       ------------

LIABILITIES

Management fee payable                                                     167,487
Accounting and Administration fee payable                                   71,250
Investor servicing fee payable                                              13,500
Custody fee payable                                                         10,339
Other accrued expenses                                                      52,526
                                                                       ------------

              TOTAL LIABILITIES                                            315,102
                                                                       ------------

MEMBERS' CAPITAL                                                       $13,576,780
                                                                       ============


MEMBERS' CAPITAL
    Represented by:
                Capital Contributions (net)                            $12,312,627
                    Accumulated net investment loss
                                                                         (354,815)
                    Accumulated net realized gain from investments         116,360
                    Accumulated net unrealized appreciation on
                   investments                                           1,502,608
                                                                       ------------

MEMBERS' CAPITAL                                                       $13,576,780
                                                                       ============




Units Outstanding (100,000,000 units                                     1,192,227
authorized)
Net Asset Value per Unit (offering and redemption price per unit)      $     11.39


                        See Notes to Financial Statements
                                        3

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                   FOR THE
                                                                  YEAR ENDED
                                                              DECEMBER 31, 2004
                                                              -----------------

INVESTMENT INCOME:
        Interest                                                   $   4,169
                                                                   ---------

        TOTAL INVESTMENT INCOME                                        4,169
                                                                   ---------

OPERATING  EXPENSES:
        Management fees                                              167,487
        Accounting and administration fees                            90,000
        Professional fees                                             63,223
        Board of Directors fees                                       23,607
        Investor servicing fees                                       18,000
        Custody fees                                                  13,540
        Other expenses                                                 2,060
                                                                   ---------

        TOTAL OPERATING EXPENSES                                     377,917
                                                                   ---------

        Reimbursement from Investment Manager                       (193,161)
                                                                   ---------

        NET OPERATING EXPENSES                                       184,756
                                                                   ---------

        NET INVESTMENT LOSS                                         (180,587)
                                                                   ---------

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
        Net realized gain from investments                           296,813
        Net increase in unrealized appreciation on investments       657,791
                                                                   ---------

        NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS         954,604
                                                                   ---------

INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS             $ 774,017
                                                                   =========

                        See Notes to Financial Statements
                                        4

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                        FOR THE            FOR THE
                                                      YEAR ENDED         YEAR ENDED
                                                   DECEMBER 31, 2004  DECEMBER 31, 2003
                                                   -----------------  -----------------


Members' Capital at beginning of year               $  7,584,922        $ 6,031,782

    Capital contributions                              5,218,821            656,060

    Capital withdrawals                                     (980)                --

    Net investment loss                                 (180,587)           (94,422)

    Net realized gain (loss) from investments in
       Underlying Funds                                  296,813           (180,453)

    Net increase in unrealized appreciation on
       investments in Underlying Funds                   657,791          1,171,955
                                                    ------------        -----------

Members' Capital at end of year                     $ 13,576,780        $ 7,584,922
                                                    ============        ===========


                        See Notes to Financial Statements
                                        5

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                                     FOR THE
                                                                                   YEAR ENDED
                                                                                DECEMBER 31, 2004
                                                                                -----------------
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Members' Capital from investment operations                           $   774,017
     Adjustments to reconcile increase in Members' Capital from investment operations to net cash used in operating activities:
              Purchases of Underlying Funds                                        (5,650,000)
              Proceeds from redemption of Underlying Funds                          1,636,813
              Net realized gain on redemption of Underlying Funds                    (296,813)
              Net appreciation on investments in Underlying Funds                    (657,791)
              Increase in receivable for redemption of Underlying Funds              (100,053)
              Increase in investment in Underlying Funds paid in advance             (500,000)
              Increase in receivable from management reimbursement                    (64,365)
              Increase in management fee payable                                      167,486
              Decrease in Board of Directors fee payable                               (9,375)
              Increase in other accrued expenses                                       26,916
                                                                                  -----------
     Net cash used in operating activities                                         (4,673,165)
                                                                                  -----------

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                         5,218,821
      Capital withdrawals                                                                (980)
                                                                                  -----------
      Net cash provided by financing activities                                     5,217,841
                                                                                  -----------

Net increase in cash and cash equivalents                                             544,676
Cash and cash equivalents at beginning of year                                        119,417
                                                                                  -----------
Cash and cash equivalents at end of year                                          $   664,093
                                                                                  ===========

                        See Notes to Financial Statements
                                        6

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

FINANCIAL HIGHLIGHTS - DECEMBER 31, 2004
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                                          For the Period
                                                          For the                For the                 from April 1, 2002
                                                         Year Ended            Year Ended           (Commencement of Operations)
                                                     December 31, 2004      December 31, 2003           to December 31, 2002
                                                     -----------------      -----------------           --------------------

          Per Unit Operating Performance:

         Net asset value, beginning of period              $10.64                $ 9.32                         $10.00
           Income from investment operations:
             Net investment loss                            (0.17)*               (0.12)                         (0.12)
             Net realized and unrealized gain (loss)
                  on investment transactions                 0.92                  1.44                          (0.56)
                                                           ------                ------                         ------
                    Total from investment operations         0.75                  1.32                          (0.68)
                                                           ------                ------                         ------

         Net asset value, end of period                    $11.39                $10.64                         $ 9.32
                                                           ======                ======                         ======

     * Calculated using average units outstanding during the period.

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                                                                          For the Period
                                                          For the                For the                 from April 1, 2002
                                                         Year Ended            Year Ended           (Commencement of Operations)
                                                     December 31, 2004      December 31, 2003           to December 31, 2002
                                                     -----------------      -----------------           --------------------


          Net investment loss                               (1.57)%               (1.43)%                        (1.99)%

          Gross expenses (before waivers
             & reimbursements)                               3.27%                 4.31%                          6.75%
          Expenses waived / reimbursed                       1.67%                 2.86%                          4.75%
          Net expenses (after waivers
             & reimbursements)                               1.60%                 1.45%                          2.00%

          Total return (not annualized)                      7.05%                14.16%                         (6.76)%

     An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

                                                                                                          For the Period
                                                          For the                For the                 from April 1, 2002
                                                         Year Ended            Year Ended           (Commencement of Operations)
                                                     December 31, 2004      December 31, 2003           to December 31, 2002
                                                     -----------------      -----------------           --------------------


          Portfolio Turnover                                  15%                   18%                             0%

          Members' Capital at end of period (000s)       $ 13,577               $ 7,585                        $ 6,032


                        See Notes to Financial Statements
                                        7

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS- DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager (as defined below) invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     ACP Investments LP, a Delaware limited partnership, Ascendant Capital Partners, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the Board of Directors of the Fund (the "Board of Directors").


2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     a. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Directors. Because of the inherent uncertainty in valuation,

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     b.  INVESTMENT INCOME

     Interest income is recorded on the accrual basis.

     c.  NET ASSET VALUATION

     The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended.

     d.  FUND EXPENSES

     The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the year ended December 31, 2004, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $193,161.

     e.  INCOME TAXES

     The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each person who has purchased interests in the Fund ("Member") will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     f.  CASH AND CASH EQUIVALENTS

     The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2004, the Fund held $ 664,093 in an interest bearing cash account at PNC Bank.

     g.  USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

3.  ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

    The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased, (4) the day on which Units are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

 4.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00%. The performance adjustment resulted in a decrease to the management fee of $5,200 for the year ended December 31, 2004.

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives a $1,500 fee for each meeting attended in person and a $250 fee for each meeting attended by telephone. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums.

  5. INVESTMENT TRANSACTIONS

     Total purchases of Underlying Funds for the year ended December 31, 2004, amounted to $5,650,000. Total proceeds from sales of Underlying Funds for the year ended December 31, 2004, amounted to $1,636,813. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of December 31, 2004.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

     Brightfield Partners, LP seeks to achieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed.

     Bull Path Fund I LP, invests in U.S. equities across all industry sectors using a research intense approach. The fund primarily invests in long/short US equity which are listed on the major exchanges. This Underlying Fund allows for semi-annual redemptions with 12-month lock-up, quarterly after that, upon 45 days prior notice.

     Continental Healthcare Fund, LP invests in equity and equity-like instruments of companies operating primarily in the non-life science sub-sectors of the healthcare industry. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Copper Beech Partners, LP invests in U.S. equities across all industries using a research-based approach. This Underlying Fund allows for withdrawals quarterly upon 45 days prior notice, after one year has elapsed.

     Everglades Partners, LP seeks to own securities in strong business franchises and also engages in short selling when appropriate. This
     Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Falconer Capital Partners, LP seeks to maximize absolute returns for the fund through investing both long and short in U.S. common equities, option contracts tied to such equities, exchange traded funds ("ETFs") and American Depository Receipts ("ADRs"). This Underlying Fund allows for quarterly redemptions upon 45 days prior notice.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Inwood Capital Fund, LP seeks to achieve capital appreciation through investments in primarily U.S. equity and equity related securities of companies with small to medium capitalization. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     North Star Partners II, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed.

     Symmetry Capital Partners, LP invests primarily in small- and mid-cap healthcare and healthcare-related companies. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

     Trivium Onshore Fund, LP seeks to achieve high absolute and high risk-adjusted returns independent of general market conditions and direction. This Underlying Fund allows for redemptions monthly upon 45 days notice, after one year has elapsed.

     Van Eck Hard Asset, LP seeks capital appreciation primarily through investments in securities of companies that are directly or indirectly engaged in exploration, development, production, servicing of basic and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, after six months have elapsed.

     Woodrow Partners, LP seeks to maximize risk-adjusted returns by investing primarily in publicly traded securities of U.S. issuers with a concentration in the mid- and large-cap areas and a sector emphasis in technology, finance, healthcare and retail. This Underlying Fund allows for redemptions quarterly upon 30 days notice, after one year has elapsed.

     Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small- and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distribution.

9.   CAPITAL STOCK TRANSACTIONS

     Transactions in Units for the year ended December 31, 2004 were as follows:

        Number of Units issued                           479,715
        Number of Units redeemed                             (85)
                                                       ---------
        Net increase in Units outstanding                479,630
        Units outstanding, beginning of year             712,597
                                                       ---------
             Units outstanding, end of year            1,192,227
                                                       =========

10.  GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  CHANGE IN AUDITORS

     On September 28, 2004, the Board of Directors engaged Deloitte & Touche LLP as independent auditors to audit the Fund's financial statements for the year ended December 31, 2004. During the Funds' fiscal year ended December 31, 2003, neither the Fund nor anyone on the Fund's behalf has consulted Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerning the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 of Regulation S-K) or reportable event (as described in paragraph (a)(1)(v) of said item 304).

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

BOARD OF DIRECTORS (UNAUDITED)

--------------------------------------------------------------------------------

 The identity of the Trustees and brief biographical information is set forth below. An asterisk indicates each Trustee who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about fund directors and is available upon request.

     NAME, AGE, ADDRESS AND         LENGTH OF TIME    PRINCIPAL OCCUPATION DURING             OTHER TRUSTEESHIPS
       POSITION WITH FUND               SERVED              PAST FIVE YEARS                    HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

 Mr. John Connors                 Since inception     Portfolio Manager, Guyasuta    ACP Continuum Return Fund II, LLC,
 Age: 61                                              Investment Advisors;           Berwyn, PA; Westlakes Institutional
 100 Matsonford Road                                  previously, Portfolio          Portfolios, Berwyn, PA; and ACP
 Building 5, suite 520                                Manager, Delaware              Funds Trust, Berwyn, PA
 Radnor, PA 19087                                     Investments
 Director

 Mr. John Van Roden               Since 2003          Senior Vice President and      ACP Continuum Return Fund II, LLC,
 Age: 55                                              Chief Financial Officer        Berwyn, PA; and ACP Funds Trust,
 436 Colebrook Lane                                   Glatfelter, 2003- present.     Berwyn, PA;
 Bryn Mawr, PA 19010                                  Senior Vice President and
 Director                                             Chief Financial Officer
                                                      Connectiv 1998-2003


 Robert Andres                   Since 2004           Chairman and President of      ACP Continuum Return Fund II, LLC,
 Age: 65                                              Andres Capital Management      Berwyn, PA; and ACP Funds Trust,
 Andres Capital Management                                                           Berwyn, PA;
 11 Twin Creek Lane
 Berwyn, PA 19312
 Director


ACP STRATEGIC OPPORTUNITIES FUND II, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------


Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1235 Westlakes Drive, Suite 130, Berwyn, PA, 19312.

    NAME, AGE AND POSITION WITH FUND        LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------

Gary Shugrue                                Since inception            Chief Investment Officer of ACP Investments, LP;
Age: 50                                                                previously, General Partner of Argos Advisors
President and Chief Investment Officer

Paul Knollmeyer                             Since December 2004        Chief Operating and Financial Officer of ACP
Age: 39                                                                Investments, LP; previously Executive Vice
Managing Member, Chief Operating and                                   President and Chief Financial Officer for The
Financial Officer                                                      Griffin Group

Gus Catsavis                                Since December 2004        Chief Risk Officer of ACP Investments, LP;
Age: 43                                                                previously President and Chief Investment
Managing Member, Chief Risk Officer                                    Officer, Focus Capital Management; and President,
                                                                       Asset Consulting Group

Tim Holmes                                  Since December 2004        Head of Business Development of ACP Investments,
Age: 43                                                                LP; previously Managing Director, Baystar
Managing Member, Head of Business                                      Capital; and Regional Marketing
Development                                                            Director/Institutional Sales Director, John A.
                                                                       Levin & Co.

Stephanie Strid Davis                       Since inception            Director, Client Services and ACP Investments,
Age: 34                                                                LP; previously Institutional Equity Sales, Credit
Director, Client Services and                                          Suisse First Boston
Administration

Trevor Williams                             Since inception            Director, Due Diligence of ACP Investments, LP;
Age: 35                                                                previously Due Diligence Senior Associate,
Director, Due Diligence                                                Hamilton Lane


ACP STRATEGIC OPPORTUNITIES FUND II, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------
  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at WWW.SEC.GOV and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------
 The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Form N-Q is available, without charge and upon request, on the SEC's website at HTTP://WWW.SEC.GOV or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          As of the end of the period covered by the report, the Board of Directors of the ACP Strategic Opportunities Fund II, LLC has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert,"the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Company and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,000 for 2004 and $30,000 for 2003.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2004 and $5,000 for 2004.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.



     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) There was no percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $115,912 for 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                           ASCENDANT CAPITAL PARTNERS
                        ACP CONTINUUM RETURN FUND II, LLC
                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC
                                 ACP FUNDS TRUST

                       Proxy Voting Policy and Procedures

Ascendant Capital Partners, LLC (Ascendant or ACP), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in ACP's care include voting securities, and except where the client has expressly reserved to itself the duty to vote proxies, it is ACP's duty as a fiduciary to vote all proxies relating to such voting securities.

Duties with Respect to Proxies:

     Ascendant has an obligation to vote all proxies appurtenant to voting securities owned by its client accounts in the best interests of those clients. In voting these proxies, Ascendant may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Ascendant will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. Ascendant shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

     Because Ascendant primarily invests client assets in funds exempt from registration and regulation under the federal securities laws, and since the interest it acquires in such funds typically is a non-voting limited partner or member interest (except under specified, often unusual circumstances), Ascendant does not expect there to be many (if any) meetings convened at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients.

     Nonetheless, where client holdings are voting securities and a meeting of securityholders is convened, Ascendant will take the following steps to carry out its fiduciary duties as to the client and its assets:

     Ascendant will track shareholder meetings convened by companies whose voting securities are held in its client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

     Consistent with these duties, Ascendant will rely principally upon research received from, or otherwise delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.

     To the extent that it relies upon or delegates duties to PVS, Ascendant will periodically review the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. As appropriate, Ascendant will periodically satisfy itself that PVS operates a system reasonably designed to identify all such meetings and to provide ACP with timely notice of the date, time and place of such meetings.

     Ascendant will further review the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and will satisfy itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

     Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Ascendant's client accounts, Ascendant has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. PVS will vote any such shares subject to that direction in strict accordance with all such instructions.

Conflicts of Interest:

Ascendant's stock is not publicly traded, and it is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no ACP affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts. Therefore, it believes that any particular proxy issues involving companies that engage Ascendant, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients.

Nevertheless, in order to avoid even the appearance of a conflict of interest, the officers of Ascendant will determine, by surveying the Firm's employees or otherwise, whether Ascendant, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to PVS on a given vote or issue. Further to that end, ACP will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Ascendant client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. Ascendant will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Ascendant voted proxies, please contact:

                  Gary E. Shugrue
                  c/o Ascendant Capital Partners LLC
                  1205 Westlakes Drive, Suite 100
                  Berwyn, PA 19312

Recordkeeping:

ACP shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Ascendant that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.


Adopted: This 12th day of May, 2004


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  ACP Strategic Opportunities Fund II, LLC
            -------------------------------------------------------------------

By (Signature and Title)*     /s/ Gary E. Shugrue
                         ------------------------------------------------------
                              Gary E. Shugrue, President and Chief Investment
                              Officer
                              (principal executive officer)

Date     March 9, 2005
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Gary E. Shugrue
                         ------------------------------------------------------
                              Gary E. Shugrue, President and Chief Investment
                              Officer
                              (principal executive officer)

Date     March 9, 2005
    ---------------------------------------------------------------------------


By (Signature and Title)*     /s/ Paul R. Knollmeyer
                         ------------------------------------------------------
                              Paul R. Knollmeyer, Chief Financial Officer
                              (principal financial officer)

Date     March 9, 2005
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.